Investments in Subsidiaries and Associates - Schedule of Ownership Percentage (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Babylon Partners Limited
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Babylon Healthcare Services Limited
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Babylon Rwanda Limited
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Babylon Inc.
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Babylon Health Canada Limited
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	0.00%	100.00%
Babylon Liberty Corp.
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	0.00%
Babylon Malaysia SDN BHD
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Babylon International Limited
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Babylon Health Ireland Limited
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Babylon Singapore PTE Limited
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Health Innovators Inc.
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	70.10%
Babylon Acquisition Corp.
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	0.00%	100.00%
Babylon Technology LTDA
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Higi SH Holdings Inc.
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	19.00%
Babylon Healthcare Inc.
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Babylon Healthcare NJ, PC
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Babylon Healthcare, PLLC
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Babylon Medical Group (formerly Marcus Zachary DO), PC
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
California Telemedicine Associates, PC
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Telemedicine Associates, P.C.
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Babylon Healthcare, PC
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	100.00%
Babylon Healthcare NC, PC
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	0.00%	100.00%
Babylon Healthcare, PA
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	0.00%
Meritage Medical Network
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	0.00%
Meritage Health Ventures, LLC
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	0.00%
Meritage Health Plan
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	0.00%
Meritage Management, LLC
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	0.00%
Higi SH LLC
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	19.00%
Higi Health Holdings LLC
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	0.00%
Higi SH Canada ULC
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	19.00%
Higi Health LLC
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	51.00%	0.00%
Health Innovators Limited
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	100.00%	70.10%
DTDHI Health India PVT Ltd
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership (as a percent)	97.80%	68.60%